Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Annual equity award grants to NEOs are generally made on an annual basis on a pre-established schedule, coinciding with the Company’s fiscal year-based performance management cycle, allowing the Board and Compensation Committee to grant new annual equity awards close in time to prior-year performance-based equity award performance appraisals. In 2025, the Board and Compensation Committee determined to adjust the pre-established schedule for annual equity award grants to their regular December meetings (with equity award grant dates of January 1) from the June meetings timeframe (with equity award grant dates of July 1).

It is the Compensation Committee’s practice not to grant equity-based awards, generally, when in possession of material nonpublic information, and if such awards are to be granted, our practice is to wait until such material non-public information has been fully disclosed, widely disseminated to the public, and at least 24 hours have passed after such material nonpublic information has been disclosed. Furthermore, the Company does not time the disclosure of material nonpublic information for the purpose of affecting executive compensation value. These practices are governed by the Company’s Insider Trading Policy and Code of Ethics.

During the year ended December 31, 2025, Mr. Gibbs was the only NEO to receive a stock option award. This grant, issued under the 2019 Equity Plan on June 10, 2025, consisted of performance-based non-qualified stock options subject to specific milestone vesting conditions. Consistent with Company policy, the grant was made only after all material nonpublic information had been public for a minimum of 24 hours. No other NEOs received stock option awards during 2025.

Detailed information regarding the 2025 Chief Data Center Officer Sign-on Option Award—including the number of underlying shares, grant date, exercise price, and vesting terms—is disclosed in the “Grants of Plan-Based Awards for Fiscal 2025” table. For financial reporting purposes, these options are valued based on their grant date fair value as calculated in accordance with FASB ASC Topic 718.

Award Timing Method	In 2025, the Board and Compensation Committee determined to adjust the pre-established schedule for annual equity award grants to their regular December meetings (with equity award grant dates of January 1) from the June meetings timeframe (with equity award grant dates of July 1).
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	It is the Compensation Committee’s practice not to grant equity-based awards, generally, when in possession of material nonpublic information, and if such awards are to be granted, our practice is to wait until such material non-public information has been fully disclosed, widely disseminated to the public, and at least 24 hours have passed after such material nonpublic information has been disclosed. Furthermore, the Company does not time the disclosure of material nonpublic information for the purpose of affecting executive compensation value.
MNPI Disclosure Timed for Compensation Value	false